Nature of Business and Summary of Significant Accounting Policies - Additional Information (Detail) $ / shares in Units, $ in Millions			2 Months Ended	4 Months Ended	12 Months Ended
	Oct. 20, 2021 USD ($) $ / shares shares	Jan. 07, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Oct. 19, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) SEGMENT $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) Segment $ / shares shares	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jul. 01, 2021 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2018 USD ($)	Jan. 07, 2017 USD ($)
Summary Of Significant Accounting Policy [Line Items]
Number of reportable segments							2		2
Number of operating segments | SEGMENT							2
Payments to acquire businesses gross	$ 1,300.0
Restricted cash			$ 1.3		$ 1.3	$ 1.3	$ 1.3	$ 1.3	$ 1.3	$ 1.3	$ 1.6
Allowance for doubtful accounts			5.4		5.4	5.4	5.4	5.4	5.4	6.1	1.9
Prepaid insurance			5.3		5.3	5.3	5.3	5.3	5.3	0.8	0.3
Short-term marketable securities			4.9		4.9	4.9	4.9	4.9	4.9	4.6	3.5
Income taxes receivable			2.8		2.8	2.8	2.8	2.8	2.8	3.6	0.5
Impairment										0.0	0.0	$ 0.0
Remaining performance obligations			747.5		$ 747.5	$ 747.5	$ 747.5	$ 747.5	$ 747.5	715.8
Advertising expense			0.4	$ 0.4						0.9	0.9	0.8
Trade show, cost			$ 0.5	0.7						0.3	0.6	0.7
Class of warrant or right outstanding (in shares) | shares			18,750,000		18,750,000	18,750,000	18,750,000	18,750,000	18,750,000
Percentage of tax benefit realized upon settlement			50.00%		50.00%	50.00%	50.00%	50.00%	50.00%
Warrant exercise price (in dollars per share) | $ / shares			$ 11.50		$ 11.50	$ 11.50	$ 11.50	$ 11.50	$ 11.50
Operating ROU assets		$ 47.2	$ 45.7		$ 45.7	$ 45.7	$ 45.7	$ 45.7	$ 45.7	0.0	0.0
Operating lease, liability			49.9		49.9	$ 49.9	49.9	$ 49.9	49.9							$ 52.1
Accumulated Deficit
Summary Of Significant Accounting Policy [Line Items]
Impairment loss on lease adoption		$ 2.9
Share-based Payment Arrangement, Tranche One
Summary Of Significant Accounting Policy [Line Items]
Weighted average grant-date fair value, granted (dollars per share) | $ / shares						$ 12.00
Share-based Payment Arrangement, Tranche Two
Summary Of Significant Accounting Policy [Line Items]
Weighted average grant-date fair value, granted (dollars per share) | $ / shares						14.00
Share-based Payment Arrangement, Tranche Three
Summary Of Significant Accounting Policy [Line Items]
Weighted average grant-date fair value, granted (dollars per share) | $ / shares						$ 16.00
Interest Rate Swap Cap Agreement
Summary Of Significant Accounting Policy [Line Items]
Notional value																	$ 542.0	$ 205.0	$ 135.0
Interest rate cap																			2.00%
Derivatives, strike price, percentage																	2.00%
Interest expense			0.0	$ 0.0						$ 0.0	$ 0.8	$ 0.8
Revenue Benchmark
Summary Of Significant Accounting Policy [Line Items]
Percentage of concentration risk								10.00%		10.00%
Revenue Benchmark | Revenue from Rights Concentration Risk
Summary Of Significant Accounting Policy [Line Items]
Percentage of concentration risk											10.00%
Accounts Receivable | Revenue from Rights Concentration Risk
Summary Of Significant Accounting Policy [Line Items]
Percentage of concentration risk								10.00%		10.00%	10.00%
Forecast
Summary Of Significant Accounting Policy [Line Items]
Revenue from remaining performance obligation (as a percent)													17.00%	20.00%	45.00%
Deferred income taxes and other liabilities
Summary Of Significant Accounting Policy [Line Items]
Asset retirement obligation			$ 3.1		$ 3.1	$ 3.1	$ 3.1	$ 3.1	$ 3.1	$ 3.7	$ 4.0
Minimum
Summary Of Significant Accounting Policy [Line Items]
Payment terms for distributor shipments										30 days
Minimum | Customer-Related Intangible Assets
Summary Of Significant Accounting Policy [Line Items]
Useful life					6 years
Minimum | Developed technology
Summary Of Significant Accounting Policy [Line Items]
Useful life					5 years
Minimum | Trade names
Summary Of Significant Accounting Policy [Line Items]
Useful life					1 year
Maximum
Summary Of Significant Accounting Policy [Line Items]
Payment terms for distributor shipments										90 days
Maximum | Customer-Related Intangible Assets
Summary Of Significant Accounting Policy [Line Items]
Useful life					13 years
Maximum | Developed technology
Summary Of Significant Accounting Policy [Line Items]
Useful life					16 years
Maximum | Trade names
Summary Of Significant Accounting Policy [Line Items]
Useful life					10 years
Intermediate Co
Summary Of Significant Accounting Policy [Line Items]
Payments to acquire businesses gross	$ 1,300.0
Class A Common Stock
Summary Of Significant Accounting Policy [Line Items]
Recognition of shares previously subject to redemption (in shares) | shares	14,628,610
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Percentage of common stock outstanding shares redeemed during period	19.50%
Class of warrant or right outstanding (in shares) | shares			27,249,979		27,249,979	27,249,979	27,249,979	27,249,979	27,249,979
Warrant exercise price (in dollars per share) | $ / shares			$ 11.50		$ 11.50	$ 11.50	$ 11.50	$ 11.50	$ 11.50
Class A Common Stock | Share-based Payment Arrangement, Tranche One
Summary Of Significant Accounting Policy [Line Items]
Weighted average grant-date fair value, granted (dollars per share) | $ / shares	$ 12.00
Class A Common Stock | Share-based Payment Arrangement, Tranche Two
Summary Of Significant Accounting Policy [Line Items]
Weighted average grant-date fair value, granted (dollars per share) | $ / shares	14.00
Class A Common Stock | Share-based Payment Arrangement, Tranche Three
Summary Of Significant Accounting Policy [Line Items]
Weighted average grant-date fair value, granted (dollars per share) | $ / shares	$ 16.00
Class A Common Stock | Intermediate Co
Summary Of Significant Accounting Policy [Line Items]
Business acquisition equity interest issued or issuable (in shares) | shares	30,401,902
Class B Common Stock
Summary Of Significant Accounting Policy [Line Items]
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Class B Common Stock | Intermediate Co
Summary Of Significant Accounting Policy [Line Items]
Business acquisition equity interest issued or issuable (in shares) | shares	8,560,540